SUBORDINATED DEBT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBORDINATED DEBT

20)	SUBORDINATED DEBT

a)	Composition of subordinated debt

Maturity	R$ thousands
	Original term in years	Nominal amount	On December 31, 2025	On December 31, 2024
In Brazil:
Financial bills:
2025	7	-	-	6,659,038
2027	7	13,000	24,005	640,590
2025	8	-	-	3,693,797
2026	8	694,800	1,380,842	1,193,335
2028	8	-	-	88,658
2030	8	2,368,200	3,923,963	3,365,783
2025	9	-	-	755,966
2027	9	89,700	187,469	163,973
2025	10	-	-	648,219
2026	10	196,196	655,486	571,365
2027	10	256,243	586,866	523,757
2028	10	248,300	567,279	505,316
2030	10	124,500	213,615	210,044
2031	10	7,270,000	13,246,380	11,319,069
2032	10	5,378,500	8,884,021	7,606,668
2033	10	531,000	700,964	626,578
2035	10	2,503,500	2,519,653	-
2026	11	2,500	4,531	4,337
2027	11	47,046	118,795	102,990
2028	11	74,764	176,548	159,193
Perpetual	-	19,064,300	21,524,109	18,620,251
Total (1)			54,714,526	57,458,927
(1)	Includes the amount of R$50,648,748 thousand (R$43,096,504 thousand on December 31, 2024), referring to subordinated debt recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose.

b)	Changes in subordinated debt

	R$ thousands
	2025	2024
Opening balances on January 1	57,458,927	50,337,854
Issuance	8,059,200	9,000,300
Interest accrued	8,397,038	6,378,786
Settlement and interest payments	(19,200,639)	(8,258,013)
Closing balance on December 31	54,714,526	57,458,927